Provisions and other non-current liabilities (Details 4) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	3,000	3,000
Product liability, government investigations, other legal matters provisions	$ 200		$ 214	$ 230
Product liability contingency, loss exposure not accrued, best estimate	875
Italy | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine	1,300
Estimated financial effect of contingent liabilities, damages claimed	330
Italy | NAG and Novartis Pharma SpA [member] | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	125
Japan | Novartis Pharma K.K. [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine | ¥		¥ 4
US
Disclosure of other provisions [line items]
Amount of resolved action	$ 21
US | Sandoz [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of states with alleged violations	54	54
US | Sandoz [member] | Enoxaparin [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of putative cases referred to court	1	1
US | Sandoz [member] | Enoxaparin [member] | Tennessee class action [member]
Disclosure of other provisions [line items]
Amount of settlement in principle	$ 85
US | Sandoz [member] | Enoxaparin [member] | Massachusetts case [member]
Disclosure of other provisions [line items]
Amount of settlement in principle	$ 39
US | Sandoz [member] | Taxotere [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	2,900	2,900
US | Sandoz [member] | Amiodarone [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	10	10
US | NPC and others [member]
Disclosure of other provisions [line items]
Amount of settlement in principle	$ 23
Additional amount of settlement in principle	$ 28
US | NPC and others [member] | Reclast/Aclasta [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	20	20
Legal proceedings provision [member] | US
Disclosure of other provisions [line items]
Product liability, government investigations, other legal matters provisions	$ 700